Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 70,437
2015	319
2016	251
2017	230
2018	60,222
Thereafter	110,000
Total	¥ 241,459	¥ 255,947